Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Exposure to foreign currency risk
Financial assets	$ 32,721
Financial liabilities	(31,708)	$ (28,507)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(1,187)	(1,934)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(30,521)	(26,573)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	26,944	42,913
Financial liabilities	(9,070)	(6,496)
Net exposure	17,874	36,417
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	1,078	4,192
Financial liabilities		(1,231)
Net exposure	1,078	2,961
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	65
Financial liabilities	(748)
Net exposure	(683)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	95
Financial liabilities	(33)
Net exposure	62
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(1,053)	(1,795)
Currency risk | Lease liabilities | Russian Ruble
Exposure to foreign currency risk
Financial liabilities		(139)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(134)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(8,017)	(4,701)
Currency risk | Trade and other payables | Russian Ruble
Exposure to foreign currency risk
Financial liabilities		(1,092)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(614)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(33)
Loans receivable. | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	476	123
Loans receivable. | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	39
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	9,411	9,493
Trade and other receivables | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets		3,571
Cash and cash equivalents | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	17,057	33,297
Cash and cash equivalents | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	1,078	$ 621
Cash and cash equivalents | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	26
Cash and cash equivalents | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	$ 95